Net Income Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Net Income Per Share

16. Net Income Per Share

Basic net income per common share represents net income attributable to common shareholders divided by the weighted average number of common shares outstanding during the measurement period. Diluted net income per common share, if applicable, reflects the potential dilution that could occur upon vesting of the Company’s restricted stock awards, resulting in additional shares that would then share in the Company’s net income.

The Company’s restricted stock awards include rights to receive dividends that are subject to the risk of forfeiture if service requirements are not satisfied and therefore, these shares are not considered participating securities and are excluded from the calculation of the weighted average number of common shares outstanding, basic. For the purpose of calculating diluted earnings per share, the weighted average number of diluted shares outstanding includes the incremental shares assumed issued upon vesting of the restricted stock awards in excess of the number of shares assumed to be repurchased with the assumed proceeds, determined in accordance with the treasury stock method. For the year ended December 31, 2025, incremental shares totaled 272,031. For year ended December 31, 2024, the Company excluded the effect of 247,934 non-vested share awards, which all vested on December 31, 2024, in calculating diluted net income per common share, as they were anti-dilutive. For the year ended December 31, 2023, the Company excluded the effect of 495,867 non-vested share awards, from which 247,933 vested on December 31, 2023, in calculating dilutive EPS for its common shareholders as they were anti-dilutive.

16. Net Income Per Share - Continued

The Company calculates net income per common share from continuing operations as follows:

BASIC AND DILUTED	2025	2024	2023
Numerators
Company’s net income from continuing operations	$113,394	$55,190	$8,247
Less:
General Partner’s interest in Company’s net income	—	188	63
Deemed dividend to General Partner	—	46,184	—
Company’s net income allocable to unvested shares	—	203	53
Net income attributable to common shareholders	$113,394	$8,615	$8,131
Denominators
Weighted average number of common shares outstanding, basic	58,919,848	56,094,666	21,182,471
Effect of dilutive shares	272,031	—	—
Weighted average number of common shares outstanding, diluted	59,191,879	56,094,666	21,182,471
Net income from continuing operations per common share:
Basic and Diluted (in United States Dollars)	$1.92	$0.15	$0.38